12. Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
	Lands and buildings		Electric power facilities		Wind turbines	Gas turbines (1)	Construction in progress (2)		Other	Total
	ARS 000		ARS 000		ARS 000	ARS 000	ARS 000		ARS 000	ARS 000
Cost

01-01-2018	2,934,036		32,913,705		-	8,749,994	6,541,142		2,365,227	53,504,104
Additions	9,979		1,251,903		-	295,286	9,114,104		33,899	10,705,171
Transfers	1,273,272		969,761		5,414,664	(873,794)	(7,701,207	) (3)	-	(917,304)
Disposals	-		(238,751)		-	-	(76,898)		(15,265)	(330,914)
12-31-2018	4,217,287		34,896,618		5,414,664	8,171,486	7,877,141		2,383,861	62,961,057
Additions	1,058,393	(4)	8,475,993	(4)	-	-	17,715,225	(4)	62,547 (4)	27,312,158
Transfers	1,037,544		606,026		4,461,649	(3,328,259)	(2,810,967	) (3)	66	(33,941)
Disposals	-		-		-	-	-		(2,385)	(2,385)
12-31-2019	6,313,224		43,978,637		9,876,313	4,843,227	22,781,399		2,444,089	90,236,889

	Lands and buildings	Electric power facilities	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Depreciation and impairment

01-01-2018	694,019	23,951,101	-	-	-	2,012,848	26,657,968
Depreciation for the year	60,979	1,500,126	119,993	-	-	76,522	1,757,620
Disposals	-	(157,841)	-	-	-	(12,505)	(170,346)
12-31-2018	754,998	25,293,386	119,993	-	-	2,076,865	28,245,242

Depreciation for the year	125,489	1,476,645	327,858	-	-	39,725	1,969,717
Disposals and impairment	-	968,314	-	1,245,643	1,113,622	(2,382)	3,325,197
12-31-2019	880,487	27,738,345	447,851	1,245,643	1,113,622	2,114,208	33,540,156

Net book value:
12-31-2019	5,432,737	16,240,292	9,428,462	3,597,584	21,667,777	329,881	56,696,733
12-31-2018	3,462,289	9,603,232	5,294,671	8,171,486	7,877,141	306,996	34,715,815

(1)	As of December 31, 2019, 2018 and 2017, the Company held gas turbines, one of which was transferred to construction in progress because it is being used for new generation capacity in the project called “Terminal 6 San Lorenzo”.

(2)	The Group has capitalized borrowing costs for a total amount of 169,850, 212,387 and 16,520 during the years ended December 31, 2019, 2018 and 2017.

(3)	Includes 33,941 and 917,304 transferred during 2019 and 2018, respectively, to intangible assets related to transmission lines and electrical substations that were transferred to electric energy transportation companies See Note 2.2.7.

(4)	Includes 1,041,387 belonging to real estate, 4,021,541 belonging to electric power facilities, 5,423,017 belonging to construction progress and 4,441 belonging to other, that were added to the Company’s equity through the business combination described in Note 2.2.20.